Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,255,788,260.6
Total Fee Amount	311,524.37
Total Offset Amount	0
Net Fee	$ 311,524.37
Offset Table N/A	N/A